Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 07, 2011	Jun. 30, 2010
Document And Entity Information [Abstract]
Entity Registrant Name	DELUXE CORP
Entity Central Index Key	0000027996
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 953,547,338
Entity Common Stock, Shares Outstanding		51,416,410
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false